Accumulated Other Comprehensive Income (Tables)	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income are as follows (in thousands):

Unrealized gain/(loss) on available for sale debt securities
Balance at December 31, 2020	$34,395
Reclassifications to net income	(8,197)
Activity for the period	2,712
Reclassifications from non-controlling interest	542

Balance at March 31, 2021	$29,452

Changes in accumulated other comprehensive income/(loss) by component are as follows (in thousands):

	Unrealized gain/(loss) on equity securities	Unrealized gain/(loss) on available for sale debt securities	Unrealized gain/(loss) on interest rate swaps	Total Accumulated Other Comprehensive Income/(Loss)
Balance at December 31, 2017	$(2,863)	$402,502	$(18,258)	$381,381
Activity for the year	—	(402,502)	—	(402,502)
Cumulative adjustment for adoption of ASU 2016—01	2,863	—	—	2,863
Reclassifications to net income	—	—	8,003	8,003

Balance at December 31, 2018	—	—	(10,255)	(10,255)

Activity for the year	—	6,159	—	6,159
Reclassifications to net income	—	—	6,189	6,189

Balance at December 31, 2019	—	6,159	(4,066)	2,093

Reclassifications to net income	—	(10,921)	4,066	(6,855)
Activity for the year	—	60,617	—	60,617
Reclassifications to non-controlling interest	—	(24,022)	—	(24,022)
Reclassifications from non-controlling interest	—	2,562	—	2,562

Balance at December 31, 2020	$—	$34,395	$—	$34,395